Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	R$ 3,577,937	R$ 3,511,797
Equity	239,997	281,202
Capital decrease	(294)	(37,129)
Dividends and JSCP	(277,491)	(175,636)
Other	(691,147)	(2,297)
Investments, ending	2,849,002	3,577,937
Total for all associates [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	49,871	48,856
Equity	24,400	19,783
Capital decrease	0	0
Dividends and JSCP	(25,429)	(16,839)
Other	0	(1,929)
Investments, ending	48,842	49,871
Investment property [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	443	444
Equity	0	0
Capital decrease	0	0
Dividends and JSCP	0	0
Other	(1)	(1)
Investments, ending	442	443
Dona Francisca Energetica [Member] | Total for all associates [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	34,725	30,812
Equity	5,694	5,354
Capital decrease	0	0
Dividends and JSCP	(5,811)	(1,441)
Other	0	0
Investments, ending	34,608	34,725
Foz Do Chopim Energetica [Member] | Total for all associates [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	15,146	16,113
Equity	18,706	14,431
Capital decrease	0	0
Dividends and JSCP	(19,618)	(15,398)
Other	0	0
Investments, ending	14,234	15,146
Others [Member] | Total for all associates [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	0	1,931
Equity		(2)
Capital decrease		0
Dividends and JSCP		0
Other		(1,929)
Investments, ending		0
Total for all joint ventures [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	3,527,623	3,462,497
Equity	215,597	261,419
Capital decrease	(294)	(37,129)
Dividends and JSCP	(252,062)	(158,797)
Other	(691,146)	(367)
Investments, ending	2,799,718	3,527,623
Total for all joint ventures [Member] | Voltalia Sao Miguel Do Gostoso I [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	116,225	117,484
Equity	(7,520)	(1,259)
Capital decrease	0	0
Dividends and JSCP	0	0
Other	0	0
Investments, ending	108,705	116,225
Total for all joint ventures [Member] | Voltalia Sao Miguel Do Gostoso Direito De Authorization Rights [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	8,203	8,570
Equity	0	0
Capital decrease	0	0
Dividends and JSCP	0	0
Other	(367)	(367)
Investments, ending	7,836	8,203
Total for all joint ventures [Member] | Caiua [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	138,698	133,074
Equity	13,472	12,641
Capital decrease	0	0
Dividends and JSCP	(23,723)	(7,017)
Other	0	0
Investments, ending	128,447	138,698
Total for all joint ventures [Member] | Integracao Maranhense [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	214,474	212,060
Equity	18,591	18,623
Capital decrease	0	0
Dividends and JSCP	(13,449)	(16,209)
Other	0	0
Investments, ending	219,616	214,474
Total for all joint ventures [Member] | Matrincha [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	1,029,198	994,999
Equity	91,655	79,117
Capital decrease	0	0
Dividends and JSCP	(83,479)	(44,918)
Other	0	0
Investments, ending	1,037,374	1,029,198
Total for all joint ventures [Member] | Guaraciaba [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	517,914	492,083
Equity	31,955	31,193
Capital decrease	0	0
Dividends and JSCP	(5,474)	(5,362)
Other	0	0
Investments, ending	544,395	517,914
Total for all joint ventures [Member] | Paranaiba [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	313,606	292,022
Equity	30,265	29,908
Capital decrease	0	0
Dividends and JSCP	(16,227)	(8,324)
Other	0	0
Investments, ending	327,644	313,606
Total for all joint ventures [Member] | Mata De Santa Genebra [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	695,051	736,685
Equity	23,057	48,533
Capital decrease	0	(37,129)
Dividends and JSCP	(34,580)	(53,038)
Other	(683,528)	0
Investments, ending	0	695,051
Total for all joint ventures [Member] | Cantareira [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	486,919	468,311
Equity	13,642	42,448
Capital decrease	0	0
Dividends and JSCP	(74,860)	(23,840)
Other	0	0
Investments, ending	425,701	486,919
Total for all joint ventures [Member] | Solar Parana [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	7,335	7,209
Equity	480	215
Capital decrease	(294)	0
Dividends and JSCP	(270)	(89)
Other	(7,251)	0
Investments, ending	R$ 0	R$ 7,335